        The following annual report, dated June 30, 2003 is incorporated by reference herein:

         o EQ Advisors Trust, as filed on Form N-CSRS on September 5, 2003, CIK No. 0001027263, Accession No. 0001193125-03-045961
              (Registration File Nos. 333-17217 and 811-07953)